Related Party Transaction and Balance (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transaction and Balance [Abstract]
Schedule of Nature Relationships with Related Parties

a. Nature of relationships with related parties

Name	Relationship with the Company
Chan Sze Ho	Director of the Company
Cheung Yuk Shan	Spouse of Shum Ngan, Sammy, the director of the Company
Fong Wai Lok, Raymond	Resigned as a Director of the Company effective March 31, 2024, and served as a consultant to the Company from April 1, 2024 to September 30, 2025 and was reappointed as an Executive Director effective October 1, 2025
I Win Growth SPC – Fund 2 SP	Fund managed by IWAML, with Chan Sze Ho serving as a common director of the fund and the Company
Lau Kam Yan, Karen	Controlling party of Courageous Wealth Limited, which is 64% shareholder of Oriental Moon Tree Limited as of March 31, 2026, 2025 and 2024, and the sole director of Oriental Moon Tree Limited
Lobster Financial Holdings Limited	10% shareholder of Oriental Moon Tree Limited as of March 31, 2026, 2025 and 2024
Oriental Moon Tree Limited	100% shareholder of Class B shares and holds 99.84% of the voting rights of the Company
Shum Ngan, Sammy	Director of the Company
Tse Tim	Spouse of Lau Kam Yan, Karen, the Controlling party of Courageous Wealth Limited, which is 64% shareholder of Oriental Moon Tree Limited as of March 31, 2026, 2025 and 2024
Wu Hin Lun	Controlling party of Capital Hero Global Limited, which is 14% shareholder of Oriental Moon Tree Limited as of March 31, 2026, 2025 and 2024
Zhu Jian Guo	Father of Zhu Yun, the controlling party of Lobster Financial Holdings Limited
Zhu Yun	Controlling party of Lobster Financial Holdings Limited as of March 31, 2026, 2025 and 2024 and spouse of Fong Wai Lok, Raymond

Schedule of Transactions with Related Parties

b. Transactions with related parties

		For the Years Ended March 31,
Name	Nature	2026	2025		2024
Chan Sze Ho	(1) Brokerage commission	$598		$-		$50
Cheung Yuk Shan	(1) Brokerage commission	34		20		96
Lau Kam Yan, Karen	(1) Brokerage commission	278		78		50
Tse Tim	(1) Brokerage commission	4,934		26,357		5,528
Wu Hin Lun	(1) Brokerage commission	41		425		1,395
Zhu Jian Guo	(1) Brokerage commission	15		-		-
Total		$5,900		$26,880		$7,119

Cheung Yuk Shan	(2) Handling income on custodian service	$-		$-		$2,058
Zhu Jian Guo	(2) Handling income on custodian service	-		-		20
Chan Sze Ho	(3) Handling income on dividend collection	-		-		10
Lau Kam Yan, Karen	(3) Handling income on dividend collection	90		-		-
Tse Tim	(3) Handling income on dividend collection	1		-		1
Wu Hin Lun	(3) Handling income on dividend collection	-		-		41
Total		$91		$-		$2,130

I Win Growth SPC – Fund 2 SP	(4) Investment management fee income	$117,702		$-		$-

Fong Wai Lok, Raymond	(5) Interest income and other	$30	$		$
Lau Kam Yan, Karen	(5) Interest income and other	396		-		-
Tse Tim	(5) Interest income and other	743		2,280		1,422
Wu Hin Lun	(5) Interest income and other	1		-		16
Total		$1,170		$2,280		$1,438

Fong Wai Lok, Raymond	(6) Brokerage, clearing and exchange fees	$47,120		$-		$-
Tse Tim	(6) Brokerage, clearing and exchange fees	83,420		-		-
		$130,540		$-		$-

(1)	The amounts for the years ended March 31, 2026, 2025 and 2024 represented fees and commissions from securities brokerage services based on a fixed rate for each transaction.

(2)	The amounts for the year ended March 31, 2024 represented handling income from custodian services rendered.

(3)	The amounts for the years ended March 31, 2026 and 2024 represented handling income from dividend collection services rendered.

(4)	The amounts for the years ended March 31, 2026 represented income from investment management services rendered.

(5)	The amounts for the years ended March 31, 2026, 2025 and 2024 represented interests charged on overdue receivables from related parties arising from brokerage transactions.

(6)	The amounts for the year ended March 31, 2026 represented transaction costs incurred in connection with advisory services, securities brokerage services, introducing and referral services and underwriting and placement services provided.

Schedule of Balance with Related Parties

c. Balance with related parties

		As of March 31,
Name	Nature	2026	2025
Tse Tim	(1) Receivables from customers	$-	$1,183

Chan Sze Ho	(2) Payables to customers	$1,297	$-
Cheung Yuk Shan	(2) Payables to customers	89,632	80,843
Fong Wai Lok, Raymond	(2) Payables to customers	9	36
Lau Kam Yan, Karen	(2) Payables to customers	42,493	17,180
Tse Tim	(2) Payables to customers	15,049	74,311
Wu Hin Lun	(2) Payables to customers	1,020	1,028
Zhu Jian Guo	(2) Payables to customers	2,848	2,889
Zhu Yun	(2) Payables to customers	-	80
Total		$152,348	$176,367

Oriental Moon Tree Limited	(3) Amounts due to related parties	$-	$218,513
Shum Ngan, Sammy	(4) Amounts due to related parties	16,473	41,551
Total		$16,473	$260,064

I Win Growth SPC – Fund 2 SP	(5) Contract liabilities	$90,479	$-

(1)	The balance as of March 31, 2025 represented amounts overdue on brokerage transactions which passed the settlement dates, before allowance for expected credit losses. The balances were fully settled subsequently.
(2)	The balances as of March 31, 2026 and 2025 represented cash deposits received from the related parties and payables arising from unsettled trades on trade-date basis.
(3)	The balances as of March 31, 2025 represented the advance from shareholder for operational purposes. The balance was unsecured, non-interest bearing and repayable on demand.
(4)	The balance as of March 31, 2026 and 2025 represented accrued brokerage, clearing and exchange fees payable to director.
(5)	The balance as of March 31, 2026 represented amounts billed to related party for services not yet performed. The balance was expected to be recognized as revenue within a twelve-month period.